Property, Plant and Equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about property, plant and equipment [Line Items]
Assets pledged as security for financial liabilities | €				€ 0
Additions to tangible assets	$ 2,501	$ 13,704	$ 4,481
Calyxt Inc. [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value of assets sold	9,200
Additions to tangible assets	700
Other equipment	700
Calyxt Inc. [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions to tangible assets	$ 500